SEGMENT REPORTING (Summary of Group's Revenue for Each Product Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
SEGMENT REPORTING [Line Items]
Revenue	$ 100,443		$ 64,525		$ 71,187
Video processor business segment [Member] | PC camera processor [Member]
SEGMENT REPORTING [Line Items]
Revenue	14,719		20,401		53,011
Video processor business segment [Member] | Surveillance processor [Member]
SEGMENT REPORTING [Line Items]
Revenue	2,186		1,670
Video processor business segment [Member] | Other products [Member]
SEGMENT REPORTING [Line Items]
Revenue			7		424
Operating segment [Member] | Video processor business segment [Member]
SEGMENT REPORTING [Line Items]
Revenue	16,905		22,078		53,435
Operating segment [Member] | Video surveillance solutions business segment [Member]
SEGMENT REPORTING [Line Items]
Revenue	85,084		43,791		17,760
Intersegment elimination [Member]
SEGMENT REPORTING [Line Items]
Revenue	$ (1,546)	[1]	$ (1,344)	[2]	$ (8)	[3]

[1]	The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2014. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.
[2]	The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2013. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.
[3]	The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2012. Video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.